Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Taxation
Schedule of current and deferred portion of income tax (benefit)/expense of the Company's China subsidiaries, VIEs, and subsidiaries of the VIEs

	For the year ended December 31,
	2016	2017	2018
Current income tax expense	167	18,516	42,610
Deferred income tax benefit	—	—	(36,901)
Income tax expense	167	18,516	5,709

Schedule of reconciliation between the statutory EIT rate and the effective tax rates

	For the year ended
	December 31,
	2016	2017	2018
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of non-deductible expenses	0.18%	6.54%	272.15%
Changes in valuation allowance	-25.18%	-52.83%	-211.94%
Tax rate difference from statutory rate in other jurisdictions*	—	-6.62%	42.03%
Tax effect of preferential tax treatments	—	—	-54.78%
Effective tax rate	—	-27.91%	72.46%

* It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.

Schedule of components of the deferred tax assets and deferred tax liabilities

	As of
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts and credit losses and impairment loss of long-term investment	3,188	34,154	45,841
Deductible advertising fees	2,842	1,894	1,894
Net operating loss carry forwards	12,886	14,979	18,191
Accrued expense and other liabilities	—	—	1,073
Net operating loss carry forwards acquired in a business combination	2,204	1,763	1,322
Subtotal	21,120	52,790	68,321
Less: valuation allowance	(18,916)	(51,027)	(30,098)
Total deferred tax assets, net	2,204	1,763	38,223
Deferred tax liabilities:
Intangible assets acquired in a business combination	2,204	1,763	1,322
Net deferred tax liabilities	2,204	1,763	1,322

Schedule of changes in valuation allowance

	As of
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	14,018	18,916	51,027
Additions	4,898	32,111	15,305
Reversals	—	—	(36,234)
Balance at end of the year	18,916	51,027	30,098